Document And Entity Information	Oct. 20, 2022
Document Information [Line Items]
Entity, Registrant Name	GUERRILLA RF, INC.
Document, Type	8-K
Document, Period End Date	Oct. 20, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56238
Entity, Tax Identification Number	85-3837067
Entity, Address, Address Line One	1196 Pleasant Ridge Road, Suite 5
Entity, Address, City or Town	Greensboro
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27409
City Area Code	336
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001832487